Corporate Information (Details) $ / shares in Units, R$ in Thousands, $ in Thousands			12 Months Ended
	Oct. 29, 2019 USD ($) $ / shares shares	Oct. 29, 2019 BRL (R$) shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Follow-on public offering
Audit, consulting and legal services incurred related to the offering | R$			R$ 18,223	R$ 79,205
Follow-on public offering
Follow-on public offering
Number of shares issued	7,719,503	7,719,503
Gross proceeds from issuance of shares | $	$ 331,900
Net proceeds from issuance shares	143,908	R$ 574,767
Underwriting discounts and commissions	$ 3,709	14,835
Audit, consulting and legal services incurred related to the offering | R$		R$ 3,387
Follow-on public offering | Class A common shares
Follow-on public offering
Number of shares issued	3,450,656	3,450,656
Public offering price | $ / shares	$ 43.00
Follow-on public offering | Class A common shares | Selling Shareholders
Follow-on public offering
Number of shares issued	4,268,847	4,268,847
Over allotment option | Class A common shares
Follow-on public offering
Number of shares issued	661,112	661,112
Over allotment option | Class A common shares | GA Holdings
Follow-on public offering
Maximum number of additional shares authorized for issuance	1,157,925	1,157,925